Investment Objectives and Goals	Sep. 03, 2025
TrueShares Structured Outcome (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JULY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (July) ETF (the “July ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from July 1, 2025 to June 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (July 1) and ends on June 30 of the following year.

TrueShares Structured Outcome (August) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (August) ETF (the “August ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from August 1, 2024 to July 31, 2025, and each subsequent twelve-month period begins the day after the current period ends (August 1) and ends on July 31 of the following year.